PARENT CORPORATION STATEMENTS (Details 1) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
INCOME
Total income	$ 3,666	$ 3,654	$ 3,704	$ 3,532	$ 3,693	$ 3,715	$ 3,569	$ 3,504	$ 14,556	$ 14,481	$ 14,045
EXPENSES
Professional fees									392	445	387
Tax benefit									(1,452)	(1,431)	(1,271)
NET INCOME	$ 886	$ 945	$ 821	$ 773	$ 813	$ 859	$ 865	$ 759	3,425	3,296	3,055
Parent Company [Member]
INCOME
Dividends from Bank subsidiary									1,310	843	718
Total income									1,310	843	718
EXPENSES
Professional fees									33	48	35
Other									117	96	102
Total expenses									150	144	137
Tax benefit									(51)	(49)	(46)
Income before equity in undistributed earnings of subsidiaries									1,211	748	627
Equity in undistributed earnings of subsidiaries									2,214	2,548	2,428
NET INCOME									$ 3,425	$ 3,296	$ 3,055